Lease Commitments And Notes Payable	12 Months Ended
Jun. 30, 2011
Lease Commitments And Notes Payable [Abstract]
Lease Commitments And Notes Payable

6.    Lease Commitments and Notes Payable

Capital leases

As of June 30, 2011 and 2010, computer equipment under capital leases are recorded at a cost of $61.2 million and $54.0 million, respectively and accumulated depreciation of $43.7 million and $39.4 million, respectively. Borrowings under lease lines had interest rates ranging from 2.97% to 6.40% and included a 36-month payment term with a $1 purchase option at the end of the term. The Company has pledged the assets financed to secure the amounts outstanding.

The Company's current lease line of credit with PNC Equipment Finance, LLC expires in August 2012. The interest rate on new advances under the PNC equipment lease line is set at the time the funds are advanced based upon interest rates in the Federal Reserve Statistical Release H.15.

Notes payable

The Company has purchased computer software licenses and maintenance services through unsecured notes payable arrangements with various vendors at interest rates ranging up to 6.1% and payment terms of three years. There are no covenants associated with these notes payable arrangements.

The following is a summary as of June 30, 2011 of the present value of the net minimum lease payments on capital leases and notes payable under the Company's commitments:

	Capital Leases	Notes Payable	Total
2012	$12,448	$1,513	$13,961
2013	6,903	1,571	8,474
2014	1,825	785	2,610

Total minimum lease payments	21,176	3,869	25,045
Less amount representing interest (imputed weighted average interest rate of 4.8%)	(710)	(127)	(837)

Net minimum lease payments	20,466	3,742	24,208
Less current portion	(11,914)	(1,443)	(13,357)

Present value of net minimum payments, less current portion	$8,552	$2,299	$10,851

Operating leases

The Company has fixed non-cancelable operating leases with terms expiring through 2022. Office leases generally contain renewal options and certain leases provide for scheduled rate increases over the lease terms.

In August 2010, the Company amended their operating lease for non-owned facilities whereby the Company agreed to consolidate various operating leases and subleases into a single lease and extending the term of the lease until May 2022. An existing operating sublease that is currently under a month-to-month lease is expected to be amended to the August 2010 operating lease under similar lease terms. Rent expense was $6.5 million, $4.0 million and $2.9 million for the years ended June 30, 2011, 2010 and 2009, respectively.

Future minimum lease payments under noncancelable operating leases with initial terms of one year or more are as follows:

Year Ending June 30,
2012	$4,977
2013	4,450
2014	4,626
2015	4,603
2016	4,349
Thereafter	27,882

Total future minimum lease payments	$50,887